Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Vacation and paid time off	$ 189	$ 345	$ 278
Professional fees and consulting costs	334	150	325
Accrued interest	158	11
Lease liability	8	95
Payroll and employee expenses	44	50	75
Legal fees	72	108	100
Other	67	69	276
Hardware in transit	$ 872		26
Total		$ 828	$ 1,080